Supplemental balance sheet information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Summary of Inventories
The following table summarizes the components of our inventories as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Raw materials and supplies	$82,865	$13,911
Work in process	8,769	3,288
Finished products and parts	100,743	56,743

Total	$192,377	$73,942

The following table summarizes the components of our inventories as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Raw materials and supplies	$13,911	$10,492
Work in process	3,288	5,104
Finished products and parts	56,743	41,002

Total	$73,942	$56,598

Summary of Accrued Expenses
The following table summarizes our accrued expenses as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Accrual for purchased materials	$64,617	$15,600
Employee compensation and benefits	27,134	8,107
Sales, use, and property taxes	12,007	5,974
Interest	9,058	879
Income taxes	3,600	—
Tax receivable agreement	3,448	—
Tax distribution to redeemable noncontrolling interests	15,644	—
Other	23,796	7,589

Total	$159,304	$38,149